Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share - Earnings/Loss per share, basic and diluted

	Three Month Period Ended June 30, 2022	Three Month Period Ended June 30, 2021	Six Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2021
Numerator:
Net income attributable to Navios Holdings common stockholders	$44,960	$24,936	$39,960	$25,099
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,284)	(2,561)	(2,561)
Undistributed income attributable to Series I participating preferred shares	(12,451)	—	(9,284)	—
Plus:
Income available to Navios Holdings common stockholders, basic and diluted	$31,225	$23,652	$28,115	$22,538
Denominator:
Denominator for basic earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,654,825	13,127,208	22,643,215	13,120,335
Basic earnings per share attributable to Navios Holdings common stockholders	$1.38	$1.80	$1.24	$1.72
Denominator for diluted earnings per share attributable to Navios Holdings common stockholders — weighted average shares	22,848,328	13,511,627	22,845,014	13,508,382
Diluted earnings per share attributable to Navios Holdings common stockholders	$1.37	$1.75	$1.23	1.67